Share-based payments - Share Options Narrative (Details) - Share Options - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (in years)	6 years 6 months 18 days	6 years 6 months 21 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 46.57	$ 43.97	$ 41.93
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	1.53	1.53
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 75.00	$ 75.00